Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued excise tax	$2,088	$2,248
Dividends payable	1,361	691
Accrued payroll	526	204
Accrued other	721	570
Total accrued expenses	$4,696	$3,713